Share-based Compensation - Share-based compensation of subsidiaries (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)
Number of Options Outstanding
Outstanding, Beginning Balance | shares		62,619,412
Granted | shares		1,397,000
Exercised | shares		(7,102,713)
Forfeited | shares		(4,352,527)
Outstanding, Ending Balance | shares		52,060,649	62,619,412
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 3.48
Granted		2.39
Exercised		2.26
Cancelled		2.65
Outstanding, Ending Balance		$ 3.55	$ 3.48
Weighted Average Remaining Contractual Life, Outstanding, Options		2 years 7 months 6 days	3 years 6 months 21 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 100,420	$ 423,637
Risk-free interest rate		1.58%	1.58%	1.58%
Expected term (in years)		10 years	10 years	10 years
Expected dividend yield		0.00%	0.00%	0.00%
Expected volatility		52.00%	52.00%	52.00%
Expected forfeiture rate (post-vesting)		2.00%	2.00%	2.00%
Minimum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)		$ 1	$ 1	$ 1
Risk-free interest rate		4.14%	3.70%	2.50%
Maximum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)		$ 1.01	$ 1.01	$ 1.01
Risk-free interest rate		4.14%	3.70%	2.56%
Expected volatility		62.00%	57.00%	56.00%
Expected forfeiture rate (post-vesting)		6.10%	1.80%	1.50%
A Plan
Number of Options Outstanding
Outstanding, Beginning Balance | shares		29,004,500
Granted | shares		20,715,502
Exercised | shares		(4,651,285)
Forfeited | shares		(1,974,188)
Outstanding, Ending Balance | shares		43,094,529	29,004,500
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 0.00001
Granted		0.00001
Outstanding, Ending Balance		$ 0.00001	$ 0.00001
Weighted Average Remaining Contractual Life, Outstanding, Options		8 years 1 month 2 days	7 years 10 months 13 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 47,950	$ 43,526
Expiration period	10 years
Requisite service period	4 years
Vesting percentage	25.00%
Vesting period		36 months
Employee Stock Option [Member]
Weighted Average Exercise Price, Options
Weighted-average period for unrecognized expenses expected to be recognized		3 days
Employee Stock Option [Member] | Minimum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)		$ 5.48	$ 8.51	$ 10.34
Employee Stock Option [Member] | Maximum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)		5.48	8.51	19.61
Employee Stock Option [Member] | A Plan
Weighted Average Exercise Price, Options
Vested		$ 1.1	$ 1.1	$ 1.12
Unrecognized share-based compensation expenses, other than options | ¥					¥ 259,285
Weighted-average period for unrecognized expenses expected to be recognized		2 years 18 days